Operating Segments (Details) - Schedule of Retail Sales by Each Segments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	$ 20,227,135	$ 19,755,037	$ 16,106,421
Eliminations	(824)	(961)	(665)
Total consolidated, net	20,226,311	19,754,076	16,105,756
Argentina [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	1,014,898	1,683,717	1,178,166
Uruguay [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	4,193,328	3,553,925	2,643,858
Éxito [Member] | Colombia [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	10,214,174	10,094,080	8,581,274
Carulla [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	2,434,416	2,153,203	1,782,355
Low cost and other [Member]
Schedule of Retail Sales by each Segments [Line Items]
Total consolidated gross	$ 2,370,319	$ 2,270,112	$ 1,920,768

[1]	As a consequence of the store conversions carried out during 2023, the sales of the brands of the Colombian operating segment for the year ended December 31, 2022, and 2021, have been restated for comparative purposes using the same store allocation presented during the year ended December 31, 2023.